Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.
ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	2,988,100	2,532,823	367,225
Allowance for credit losses	(240,326)	(130,148)	(18,870)
Accounts receivable, net	2,747,774	2,402,675	348,355

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	144,574	360,299	240,326	34,844
Cumulative effect of adopting ASU 2016-13	72,366	—	—	—
Provisions/(Reversal)	202,108	(62,267)	(41,943)	(6,081)
Write-offs	(58,749)	(57,706)	(68,235)	(9,893)
Balance at the end of the year	360,299	240,326	130,148	18,870